Taxation (Details 5) (CNY)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	92,659,595	122,629,225
Current reserves and accruals	43,205,785	33,060,825
Depreciation and amortization	10,898,028	1,528,100
R&D credit	30,024,984	19,609,277
Others	22,863,742	26,357,958
Total deferred tax assets	199,652,134	203,185,385
Less: Valuation allowance	(75,093,072)	(86,793,131)	(51,217,697)
Total deferred tax assets net off valuation allowance	124,559,062	116,392,254
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	86,911,299	60,112,309
Intangible assets arisen from business combination	38,695,869	33,182,557
Others	8,316,011	7,178,898
Total deferred tax liabilities	133,923,179	100,473,764
Net deferred tax assets / (liabilities)	(9,364,117)	15,918,490